Stock-Based Compensation and Benefit Plans - Fair Value and Assumptions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary of fair value of stock options granted and assumptions
Options granted					2,004,420	330,470
Stock options
Summary of fair value of stock options granted and assumptions
Estimated Fair Value	$ 15,557	$ 93,089	$ 100,289	$ 93,089	$ 339,671	$ 306,189
Options granted	93,000	110,000	558,000	110,000	2,004,420	330,470
Expected Term		3 years		3 years		3 years
Volatility, Minimum	30.00%		30.00%			30.00%
Volatility		29.40%		29.40%
Volatility, Maximum						33.00%
Risk Free Interest Rate, Minimum	0.86%		0.22%		0.22%	0.34%
Risk Free Interest Rate		0.88%		0.88%
Risk Free Interest Rate, Maximum	0.91%		1.07%		1.00%	0.90%
Stock options | Minimum
Summary of fair value of stock options granted and assumptions
Expected Term	3 years		2 years		2 years
Volatility, Minimum			26.00%
Stock options | Maximum
Summary of fair value of stock options granted and assumptions
Expected Term			3 years		3 years
Volatility, Maximum			30.00%